Share Capital	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Share Capital

12. Share Capital

As of March 31, 2026, the Company’s authorized share capital was 500,000,000 ordinary shares of US$0.0001 par value each, of which 16,957,000 ordinary shares (March 31, 2025: 12,500,000) were issued and outstanding. The movements in issued ordinary shares during the year ended March 31, 2026 were:

	Ordinary Shares
	Number of shares	Amount
		USD
Balance as of April 1, 2025	12,500,000	1,250
Shares issued in the IPO (July 8, 2025) at US$4.00	1,500,000	150
Shares issued on exercise of over-allotment (July 24, 2025) at US$4.00	225,000	23
Shares issued for consultancy services (January 9, 2026)	2,732,000	273
	16,957,000	1,696

 The IPO and over-allotment generated gross proceeds of US$6,900,000. Total underwriting discounts and offering expenses totaling US$1,805,841 were offset against additional paid-in capital, resulting in net proceeds credited to equity of US$5,094,159.